Parent Only Information (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized	20,000,000	1,666,667
Common stock, shares issued	611,778	346,084
Common stock, shares outstanding	611,778	346,084
Common stock, par value (in Dollars per share)	$ 0.024	$ 0.024
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized	5,000,000	416,667
Common stock, shares issued	39,387	39,387
Common stock, shares outstanding	39,387	39,387
Common stock, par value (in Dollars per share)	$ 0.024	$ 0.024